COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	117.7%
AUSTRALIA	2.4%
AIRPORTS	0.2%
Sydney Airport		75,018	$406,586

MATERIALS	1.3%
BHP Group PLC		46,308	986,394
Newcrest Mining Ltd.		83,132	1,949,821

			2,936,215

RAILWAYS	0.2%
Aurizon Holdings Ltd.		96,649	384,876

REAL ESTATE	0.5%
DIVERSIFIED	0.4%
Charter Hall Group		39,533	310,855
Mirvac Group		263,203	543,606

			854,461

INDUSTRIALS	0.1%
Goodman Group		21,425	205,054

TOTAL REAL ESTATE			1,059,515

TOLL ROADS	0.2%
Transurban Group		47,029	466,293

TOTAL AUSTRALIA			5,253,485

AUSTRIA	0.1%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		4,145	147,056

BELGIUM	0.5%
ELECTRIC	0.4%
Elia System Operator SA/NV		9,746	796,699

REAL ESTATE—RESIDENTIAL	0.1%
Aedifica SA		1,739	201,294

TOTAL BELGIUM			997,993

BRAZIL	0.1%
ELECTRIC
Neoenergia Sa		59,962	296,855

CANADA	4.4%
ELECTRIC	0.1%
Emera, Inc.		5,547	243,510

		Shares	Value
ENERGY—OIL & GAS	0.9%
Suncor Energy, Inc.(a)		61,856	$1,951,136

FINANCIAL—BANKS	1.0%
Bank of Nova Scotia/The		35,611	2,022,665

GAS DISTRIBUTION	0.1%
AltaGas Canada, Inc.		13,197	263,472

PIPELINES—C-CORP	1.8%
Enbridge, Inc.(a)		46,462	1,630,738
Keyera Corp.		30,438	739,095
TC Energy Corp.		29,334	1,518,898

			3,888,731

REAL ESTATE	0.5%
OFFICE	0.3%
Allied Properties REIT		14,183	573,486

RESIDENTIAL	0.2%
Boardwalk REIT		16,907	566,736

TOTAL REAL ESTATE			1,140,222

TOTAL CANADA			9,509,736

CHINA	1.5%
GAS DISTRIBUTION	0.4%
Enn Energy Holdings Ltd. (HKD)		55,721	576,569
Towngas China Co., Ltd. (HKD)		455,000	341,350

			917,919

INFORMATION TECHNOLOGY—INTERNET SOFTWARE & SERVICES	0.3%
Tencent Holdings Ltd. (HKD)		16,388	690,421

MARINE PORTS	0.1%
COSCO SHIPPING Ports Ltd. (HKD)		294,000	234,819

REAL ESTATE	0.2%
DIVERSIFIED	0.1%
China Overseas Land & Investment Ltd. (HKD)		58,000	182,413

RESIDENTIAL	0.1%
Shimao Property Holdings Ltd. (HKD)		31,000	90,575

TOTAL REAL ESTATE			272,988

TELECOMMUNICATION SERVICES	0.4%
China Mobile Ltd. (HKD)		96,500	798,452

		Shares	Value
WATER	0.1%
Guangdong Investment Ltd. (HKD)		133,178	$260,657

TOTAL CHINA			3,175,256

DENMARK	0.9%
MATERIALS—BIOTECHNOLOGY	0.8%
Novozymes A/S, Class B		44,721	1,880,254

PIPELINES	0.1%
Orsted A/S, 144A(b)		1,205	111,987

TOTAL DENMARK			1,992,241

FRANCE	6.3%
CONSUMER STAPLES	1.4%
Danone SA(a)		35,234	3,103,756

ENERGY—OIL & GAS	0.9%
Total SA		40,237	2,100,060

FINANCIAL	1.9%
BANKS	0.7%
BNP Paribas SA(a)		31,383	1,527,978

DIVERSIFIED FINANCIAL SERVICES	1.2%
Wendel SA		18,439	2,544,355

TOTAL FINANCIAL			4,072,333

INDUSTRIALS—AEROSPACE & DEFENSE	0.9%
Thales SA(a)		16,763	1,927,573

REAL ESTATE	0.4%
DIVERSIFIED	0.1%
Covivio		2,426	256,754

OFFICE	0.1%
Gecina SA		910	143,025

RETAIL	0.2%
Klepierre SA		11,776	399,947

TOTAL REAL ESTATE			799,726

TOLL ROADS	0.8%
Vinci SA		15,778	1,699,431

TOTAL FRANCE			13,702,879

GERMANY	3.2%
FINANCIAL—INSURANCE	1.0%
Allianz SE		9,178	2,139,262

		Shares	Value
HEALTH CARE—HEALTH CARE EQUIPMENT & SUPPLIES	1.6%
Siemens Healthineers AG, 144A(b)		87,062	$3,425,172

REAL ESTATE	0.6%
OFFICE	0.1%
Alstria Office REIT AG		10,591	181,697

RESIDENTIAL	0.5%
Deutsche Wohnen SE		9,763	356,373
Instone Real Estate Group AG, 144A(b),(c)		5,711	119,017
LEG Immobilien AG		3,566	408,110
Vonovia SE		6,531	331,365

			1,214,865

TOTAL REAL ESTATE			1,396,562

TOTAL GERMANY			6,960,996

HONG KONG	0.8%
REAL ESTATE
DIVERSIFIED	0.4%
New World Development Co., Ltd.		299,017	388,378
Sun Hung Kai Properties Ltd.		40,500	582,875

			971,253

RESIDENTIAL	0.1%
Wharf Real Estate Investment Co., Ltd.		29,097	158,893

RETAIL	0.3%
Link REIT		55,297	609,927

TOTAL HONG KONG			1,740,073

ITALY	0.2%
COMMUNICATIONS—TOWERS
Infrastrutture Wireless Italiane S.p.A., 144A(b)		53,149	551,491

JAPAN	8.9%
CONSUMER DISCRETIONARY—MEDIA	0.3%
CyberAgent, Inc.		19,600	752,277

FINANCIAL	2.4%
DIVERSIFIED FINANCIAL SERVICES	1.1%
ORIX Corp.(a)		160,500	2,391,357

INSURANCE	1.3%
Sompo Holdings, Inc.(a)		67,150	2,805,240

TOTAL FINANCIAL			5,196,597

		Shares	Value
GAS DISTRIBUTION	0.2%
Tokyo Gas Co., Ltd.		20,000	$503,954

INDUSTRIALS	1.4%
COMMERCIAL SERVICES & SUPPLIES	0.7%
Secom Co., Ltd.		15,500	1,413,170

ELECTRICAL EQUIPMENT	0.7%
Fanuc Corp.(a)		8,400	1,580,171

TOTAL INDUSTRIALS			2,993,341

RAILWAYS	0.4%
Central Japan Railway Co.		1,600	328,805
West Japan Railway Co.		6,200	523,581

			852,386

REAL ESTATE	1.6%
DIVERSIFIED	1.2%
Activia Properties, Inc.		82	418,626
Invincible Investment Corp.		340	209,739
Mitsui Fudosan Co., Ltd.		15,500	384,042
Mitsui Fudosan Logistics Park, Inc.		46	191,658
NIPPON REIT Investment Corp.		55	229,665
Nomura Real Estate Master Fund, Inc.		192	346,621
Orix JREIT, Inc.		50	109,133
Sumitomo Realty & Development Co., Ltd.		15,300	582,001
Tokyu Fudosan Holdings Corp.		38,640	246,224

			2,717,709

INDUSTRIALS	0.1%
GLP J-REIT		106	140,582
Nippon Prologis REIT, Inc.		29	79,416

			219,998

OFFICE	0.2%
Daiwa Office Investment Corp.		22	170,710
Nippon Building Fund, Inc.		44	337,757

			508,467

RETAIL	0.1%
Japan Retail Fund Investment Corp.		76	160,681

TOTAL REAL ESTATE			3,606,855

		Shares	Value
TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS	1.7%
Kyocera Corp.(a)		39,200	$2,430,853
Sony Corp.		21,000	1,232,712

			3,663,565

TELECOMMUNICATION SERVICES	0.9%
KDDI Corp.(a)		75,100	1,962,150

TOTAL JAPAN			19,531,125

LUXEMBOURG	0.1%
COMMUNICATIONS—SATELLITES
SES SA		9,975	181,839

MEXICO	0.3%
AIRPORTS	0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		31,355	302,618
ELECTRIC	0.1%
Infraestructura Energetica Nova SAB de CV(c)		65,107	259,089

TOTAL MEXICO			561,707

NETHERLANDS	0.8%
FINANCIAL—BANKS	0.6%
ABN AMRO Group NV, 144A(b)		76,044	1,340,651

REAL ESTATE—DATA CENTERS	0.2%
InterXion Holding NV (USD)(c),(d)		4,993	406,730

TOTAL NETHERLANDS			1,747,381

NORWAY	0.1%
REAL ESTATE—OFFICE
Entra ASA, 144A(b)		19,527	306,074

SINGAPORE	0.3%
REAL ESTATE
DIVERSIFIED	0.2%
Capitaland Ltd.		40,500	103,437
City Developments Ltd.		32,100	228,066
Keppel DC REIT		43,500	60,113

			391,616

HEALTH CARE	0.1%
Parkway Life Real Estate Investment Trust		87,400	197,925

INDUSTRIALS	0.0%
Mapletree Industrial Trust		55,800	98,104

		Shares	Value
TOTAL SINGAPORE			$687,645

SPAIN	0.4%
ELECTRIC	0.3%
Iberdrola SA		63,619	661,241

REAL ESTATE	0.1%
DIVERSIFIED	0.1%
Merlin Properties Socimi SA		11,108	155,093

OFFICE	0.0%
Inmobiliaria Colonial Socimi SA		12,267	148,010

TOTAL REAL ESTATE			303,103

TOTAL SPAIN			964,344

SWEDEN	2.0%
COMMUNICATIONS—TELECOMMUNICATIONS	0.4%
Telia Co. AB		179,800	804,932

INDUSTRIALS—AEROSPACE & DEFENSE	1.3%
Saab AB, Class B(a)		99,496	2,856,301

REAL ESTATE	0.3%
DIVERSIFIED	0.1%
Castellum AB		13,159	281,786
Fastighets AB Balder, Class B(c)		3,521	133,342

			415,128

RESIDENTIAL	0.1%
Hemfosa Fastigheter AB		15,687	158,877

RETAIL	0.1%
Catena AB		4,490	147,325

TOTAL REAL ESTATE			721,330

TOTAL SWEDEN			4,382,563

SWITZERLAND	4.0%
AIRPORTS	0.2%
Flughafen Zurich AG		2,509	464,569

CONSUMER—NON-CYCLICAL—FOOD	2.0%
Nestle SA(a)		40,543	4,398,573

HEALTH CARE—PHARMACEUTICALS	1.8%
Roche Holding AG(a)		13,690	3,984,030

TOTAL SWITZERLAND			8,847,172

		Shares	Value
TAIWAN	0.9%
INFORMATION TECHNOLOGY
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (USD)		42,994	$1,998,361

UNITED KINGDOM	10.5%
CONSUMER STAPLES	3.1%
BEVERAGE	1.5%
Diageo PLC(a)		80,372	3,293,716

PERSONAL PRODUCTS	1.6%
Unilever NV (EUR)		56,312	3,384,957

TOTAL CONSUMER STAPLES			6,678,673

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.4%
Compass Group PLC(a)		118,720	3,055,196

ELECTRIC	0.2%
National Grid PLC		44,064	477,803

FINANCIAL	2.5%
DIVERSIFIED FINANCIAL SERVICES	1.5%
London Stock Exchange Group PLC		36,249	3,257,171

INSURANCE	1.0%
Beazley PLC(a)		276,507	2,114,670

TOTAL FINANCIAL			5,371,841

HEALTH CARE—PHARMACEUTICALS	2.0%
GlaxoSmithKline PLC		207,753	4,456,452

MATERIALS—CONTAINERS & PACKAGING	0.4%
DS Smith PLC(a)		212,675	942,426

REAL ESTATE	0.6%
DIVERSIFIED	0.1%
LondonMetric Property PLC		75,837	202,715

HEALTH CARE	0.1%
Assura PLC		238,508	209,092

INDUSTRIALS	0.1%
Segro PLC		37,270	371,552

OFFICE	0.1%
Derwent London PLC		3,471	143,824

RESIDENTIAL	0.1%

UNITE Group PLC		15,976	214,505

		Shares	Value
SELF STORAGE	0.1%
Safestore Holdings PLC		19,563	$160,799

TOTAL REAL ESTATE			1,302,487

WATER	0.3%
United Utilities Group PLC		55,277	561,262

TOTAL UNITED KINGDOM			22,846,140

UNITED STATES	69.0%
COMMUNICATIONS	3.7%
TELECOMMUNICATION	1.3%
Motorola Solutions, Inc.(a),(d)		17,177	2,927,133

TOWERS	2.4%
American Tower Corp.(d)		11,877	2,626,361
Crown Castle International Corp.(d)		9,740	1,353,957
SBA Communications Corp.(d)		4,861	1,172,230

			5,152,548

TOTAL COMMUNICATIONS			8,079,681

CONSUMER DISCRETIONARY—INTERNET & CATALOG RETAIL	2.8%
Amazon.com, Inc.(a),(c),(d)		3,530	6,127,762

CONSUMER—CYCLICAL	2.9%
HOTELS, RESTAURANTS & LEISURE	0.1%
Boyd Gaming Corp.(d)		10,514	251,810

MEDIA	1.2%
The Walt Disney Co.(a),(d)		20,634	2,689,023

SPECIALTY RETAIL	1.6%
Dollar Tree, Inc.(a),(c)		30,480	3,479,597

TOTAL CONSUMER—CYCLICAL			6,420,430

CONSUMER—NON-CYCLICAL	5.8%
AGRICULTURE	2.3%
Philip Morris International, Inc.(a),(d)		65,331	4,960,583

COSMETICS/PERSONAL CARE	0.5%
Colgate-Palmolive Co.		13,833	1,016,864

FOOD PRODUCTS	1.9%
Tyson Foods, Inc., Class A(a)		48,139	4,146,693

RETAIL	1.1%
CVS Health Corp.(a)		39,288	2,477,894

TOTAL CONSUMER—NON-CYCLICAL			12,602,034

		Shares	Value
ELECTRIC	1.4%
Alliant Energy Corp.(a)		9,041	$487,581
Edison International(d)		9,893	746,130
FirstEnergy Corp.(a),(d)		11,537	556,430
NextEra Energy, Inc.(d)		1,075	250,464
NorthWestern Corp.		10,559	792,453
WEC Energy Group, Inc.(a),(d)		2,295	218,255

			3,051,313

ENERGY—OIL & GAS	2.0%
Diamondback Energy, Inc.(a)		14,254	1,281,577
EOG Resources, Inc.		24,461	1,815,495
PBF Energy, Inc.(d)		45,613	1,240,218

			4,337,290

FINANCIAL	6.5%
BANKS	1.0%
Bank of America Corp.(a)		75,975	2,216,191

CREDIT CARD	0.9%
American Express Co.(a)		16,757	1,982,018

DIVERSIFIED FINANCIAL SERVICES	1.9%
JPMorgan Chase & Co.(a)		18,891	2,223,282
Morgan Stanley(a)		44,657	1,905,514

			4,128,796

INSURANCE	2.7%
Chubb Ltd.(a),(d)		21,130	3,411,227
Willis Towers Watson PLC(a),(d)		12,283	2,370,251

			5,781,478

TOTAL FINANCIAL			14,108,483

GAS DISTRIBUTION	0.5%
Atmos Energy Corp.(d)		4,458	507,722
ONE Gas, Inc.		6,459	620,774

			1,128,496

HEALTH CARE	8.8%
HEALTH CARE EQUIPMENT & SUPPLIES	1.6%
Abbott Laboratories(a)		19,889	1,664,113
DexCom, Inc.(c),(d)		6,104	910,961

		Shares	Value
Teleflex, Inc.(d)		2,910	$988,672

			3,563,746

HEALTH CARE PRODUCTS	3.3%
Danaher Corp.(a)		12,489	1,803,786
Johnson & Johnson(a)		22,407	2,899,018
Thermo Fisher Scientific, Inc.(a),(d)		8,124	2,366,277

			7,069,081

HEALTH CARE PROVIDERS & SERVICES	3.9%
Anthem, Inc.(a),(d)		23,698	5,689,890
Laboratory Corp. of America Holdings(a),(c)		17,027	2,860,536

			8,550,426

TOTAL HEALTH CARE			19,183,253

INDUSTRIALS	3.1%
AEROSPACE & DEFENSE	1.6%
Northrop Grumman Corp.(a),(d)		9,229	3,458,937

			3,458,937

AIR FREIGHT & COURIERS	1.5%
United Parcel Service, Inc. Class B(a)		27,024	3,238,016

TOTAL INDUSTRIALS			6,696,953

INFORMATION TECHNOLOGY	2.2%
IT CONSULTING & SERVICES	1.3%
Accenture PLC, Class A(a)		11,774	2,264,729
MongoDB, Inc.(c),(d)		5,455	657,218

			2,921,947

SOFTWARE	0.9%
Activision Blizzard, Inc.(d)		35,792	1,894,113

TOTAL INFORMATION TECHNOLOGY			4,816,060

INTEGRATED TELECOMMUNICATIONS SERVICES	1.7%
Verizon Communications(d)		62,022	3,743,648

MATERIALS—CHEMICALS	0.7%
Celanese Corp., Series A(a),(d)		13,060	1,597,107

PIPELINES	2.0%
PIPELINES—C-CORP	1.6%
Antero Midstream Corp.		13,716	101,498
Cheniere Energy, Inc.(a),(c)		17,811	1,123,162

		Shares	Value
Plains GP Holdings LP, Class A(a),(d)		36,536	$775,659
Targa Resources Corp.(a)		7,416	297,901
Williams Cos., Inc./The(a)		49,412	1,188,853

			3,487,073

PIPELINES—MLP	0.4%
Energy Transfer LP(d)		27,082	354,232
Enterprise Products Partners LP(d)		21,165	604,896

			959,128

TOTAL PIPELINES			4,446,201

REAL ESTATE	7.7%
DATA CENTERS	0.4%
CyrusOne, Inc.(d)		5,859	463,447
Digital Realty Trust, Inc.		327	42,448
Equinix, Inc.(d)		784	452,211

			958,106

HEALTH CARE	1.0%
Medical Properties Trust, Inc.		13,784	269,615
Sabra Health Care REIT, Inc.(d)		18,565	426,252
Welltower, Inc.(d)		15,136	1,372,079

			2,067,946

HOTEL	0.3%
Park Hotels & Resorts, Inc.(d)		16,915	422,367
Pebblebrook Hotel Trust(d)		10,851	301,875

			724,242

INDUSTRIALS	0.7%
Americold Realty Trust(d)		8,762	324,807
Prologis, Inc.(d)		13,121	1,118,172

			1,442,979

NET LEASE	0.6%
Agree Realty Corp.(d)		4,235	309,790
VEREIT, Inc.(d)		63,287	618,947
VICI Properties, Inc.(d)		15,758	356,919

			1,285,656

OFFICE	0.5%
Columbia Property Trust, Inc.		10,675	225,776

		Shares	Value
Empire State Realty Trust, Inc., Class A		17,705	$252,650
Kilroy Realty Corp.(d)		9,151	712,772

			1,191,198

RESIDENTIAL	2.2%
APARTMENT	1.6%
Equity Residential(d)		11,221	967,923
Essex Property Trust, Inc.(d)		2,577	841,777
UDR, Inc.		32,568	1,578,897

			3,388,597

MANUFACTURED HOME	0.3%
Sun Communities, Inc.(d)		4,975	738,539

SINGLE FAMILY	0.3%
Invitation Homes, Inc.(d)		25,178	745,520

TOTAL RESIDENTIAL			4,872,656

SELF STORAGE	0.6%
Extra Space Storage, Inc.(d)		5,939	693,794
Public Storage(d)		2,039	500,106

			1,193,900

SHOPPING CENTERS	1.4%
COMMUNITY CENTER	0.6%
Kimco Realty Corp.		24,932	520,580
Regency Centers Corp.(d)		8,521	592,124
SITE Centers Corp.(d)		10,100	152,611

			1,265,315

FREE STANDING	0.3%
Realty Income Corp.(d)		9,489	727,617

REGIONAL MALL	0.5%
Macerich Co. (The)		6,071	191,783
Simon Property Group, Inc.(d)		4,293	668,205
Taubman Centers, Inc.(d)		3,882	158,502

			1,018,490

TOTAL SHOPPING CENTERS			3,011,422

TOTAL REAL ESTATE			16,748,105

		Shares	Value
TECHNOLOGY	16.7%
COMPUTERS	2.9%
Apple, Inc.(a),(d)		28,261	$6,329,616

INTERNET SERVICE PROVIDER	1.3%
Alphabet, Inc. Class A(a),(c),(d)		2,411	2,944,169

SEMICONDUCTORS	2.5%
Broadcom, Inc.(a)		14,147	3,905,562
Microchip Technology(d)		16,299	1,514,340

			5,419,902

SERVICES	3.5%
Visa, Inc. Class A(a),(d)		44,980	7,737,010

SOFTWARE	4.7%
Microsoft Corp.(a),(d)		56,826	7,900,519
Zebra Technologies Corp., Class A(c),(d)		11,485	2,370,159

			10,270,678

TELECOMMUNICATION EQUIPMENT	1.8%
Cisco Systems, Inc., Series A(a),(d)		77,941	3,851,065

TOTAL TECHNOLOGY			36,552,440

WATER	0.5%
American Water Works Co., Inc.(a),(d)		8,932	1,109,622

TOTAL UNITED STATES			150,748,878

TOTAL COMMON STOCK (Identified cost—$220,691,177)			257,131,290

CLOSED-END FUNDS	1.1%
CANADA	0.0%
SINGLE COMMODITY
Sprott Physical Gold and Silver Trust (USD)(c)		4,500	63,765

UNITED KINGDOM	0.0%
DIVERSIFIED EMERGING MARKETS EQUITY
Templeton Emerging Markets Investment Trust PLC		8,184	79,293

UNITED STATES	1.1%
BANK LOAN	0.0%
Nuveen Credit Strategies Income Fund(d)		9,000	67,320

DIVERSIFIED EMERGING MARKETS EQUITY	0.0%
Templeton Emerging Markets Fund(d)		5,485	80,410

MASTER LIMITED PARTNERSHIPS	0.2%
First Trust Energy Income and Growth Fund(a)		7,538	170,811

		Shares	Value
First Trust New Opportunities MLP & Energy Fund(d)		8,143	$75,974
Kayne Anderson MLP Investment Company(a)		10,205	147,564
Neuberger Berman MLP Income Fund, Inc.(d)		7,372	53,079
Tortoise MLP Fund, Inc.(d)		4,865	59,791

			507,219

MULTI-SECTOR	0.3%
PIMCO Dynamic Credit Income Fund(d)		7,071	173,098
PIMCO Dynamic Income Fund(a),(d)		4,476	145,649
PIMCO Income Opportunity Fund(a),(d)		4,514	120,163
PIMCO Income Strategy Fund II(a)		11,000	113,630

			552,540

OPTION INCOME	0.1%
Columbia Seligman Premium Technology Growth Fund, Inc.(d)		3,190	67,309
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		7,000	57,540

			124,849

PREFERRED	0.0%
Nuveen Preferred Income Opportunities Fund(d)		8,648	86,912

REAL ESTATE	0.1%
Neuberger Berman Real Estate Securities Income Fund, Inc.(d)		15,176	86,048
Nuveen Real Estate Income Fund(d)		6,900	75,831

			161,879

SECTOR EQUITY	0.0%
John Hancock Financial Opportunities Fund(d)		1,725	55,493

U.S. GENERAL EQUITY	0.3%
Adams Diversified Equity Fund, Inc.		8,000	126,720
Eaton Vance Tax-Advantaged Dividend Income Fund(a),(d)		4,914	120,737
Eaton Vance Tax-Advantaged Global Dividend Income Fund		3,600	59,256
Gabelli Dividend & Income Trust(d)		4,866	104,668
John Hancock Tax-Advantaged Dividend Income Fund(d)		4,875	138,645

			550,026

UTILITY	0.1%
Reaves Utility Income Fund(a),(d)		4,800	176,160

TOTAL UNITED STATES			2,362,808

TOTAL CLOSED-END FUNDS (Identified cost—$2,437,282)			2,505,866

		Shares	Value
EXCHANGE-TRADED FUNDS—UNITED STATES	0.3%
DIVERSIFIED EMERGING MARKETS EQUITY	0.0%
iShares MSCI Emerging Markets ETF		1,500	$61,305

SECTOR EQUITY	0.1%
Financial Select Sector SPDR Fund(d)		4,162	116,536

U.S. GENERAL EQUITY	0.2%
Consumer Discretionary Select Sector SPDR ETF(d)		761	91,853
SPDR S&P 500 ETF Trust(d)		500	148,385
Vanguard S&P 500 ETF Trust(d)		600	163,560

			403,798

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$532,927)			581,639

PREFERRED SECURITIES—$25 PAR VALUE	3.7%
BERMUDA	0.4%
INSURANCE
LIFE/HEALTH INSURANCE	0.2%
Athene Holding Ltd., 6.35% to 6/30/29, Series A (USD)(e),(f)		11,650	327,831
Athene Holding Ltd., 5.625%, Series B (USD)(f)		5,075	132,813

			460,644

PROPERTY CASUALTY	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (USD)(e),(f)		7,050	191,196

REINSURANCE	0.1%
RenaissanceRe Holdings Ltd., 5.75%, Series F (USD)(f)		7,000	187,180

TOTAL BERMUDA			839,020

CANADA	0.3%
PIPELINES	0.2%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (USD)(e)		16,000	446,400

UTILITIES	0.1%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (USD)(e)		11,500	315,330

TOTAL CANADA			761,730

		Shares	Value
UNITED STATES	3.0%
BANKS	0.6%
Bank of America Corp., 5.00%, Series LL(f)		4,075	$104,565
Bank of America Corp., 5.375%, Series KK(f)		9,155	243,431
Capital One Financial Corp., 5.00%, Series I(f)		5,200	129,844
JPMorgan Chase & Co., 5.75%, Series DD(f)		15,000	411,750
Regions Financial Corp., 5.70% to 5/15/29, Series C(e),(f)		11,400	322,506
Synovus Financial Corp., 5.875% to 7/1/24, Series E(e),(f)		2,000	53,360

			1,265,456

ELECTRIC	0.7%
CMS Energy Corp., 5.875%, due 3/1/79(a)		10,875	307,219
Duke Energy Corp., 5.75%, Series A(f)		19,625	542,239
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(a),(e)		25,750	714,562

			1,564,020

FINANCIAL	0.4%
Apollo Global Management, Inc., 6.375%, Series A(f)		11,454	305,936
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(e),(f)		11,000	300,300
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(e),(f)		10,430	292,249

			898,485

INSURANCE	0.7%
LIFE/HEALTH INSURANCE	0.3%
Unum Group, 6.25%, due 6/15/58		16,000	442,240
Voya Financial, Inc., 5.35% to 9/15/29, Series B(e),(f)		9,200	252,540

			694,780

MULTI-LINE	0.3%
Allstate Corp./The, 5.10%, Series H(f)		8,150	214,019
American International Group, Inc., 5.850%, Series A(f)		11,342	309,409

			523,428

REINSURANCE	0.1%
Arch Capital Group Ltd., 5.25%, Series E(f)		10,833	274,725

TOTAL INSURANCE			1,492,933

PIPELINES	0.4%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(e),(f)		20,000	494,000
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(e),(f)		12,000	304,080

			798,080

		Shares	Value
UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(e),(f)		11,538	$320,295
South Jersey Industries, Inc., 5.625%, due 9/16/79		4,800	124,320
Spire, Inc., 5.90%, Series A(f)		2,500	70,750

TOTAL UTILITIES			515,365

TOTAL UNITED STATES			6,534,339

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$7,610,268)			8,135,089

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	8.6%
AUSTRALIA	0.6%
INSURANCE
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(e),(g)		$1,155,000	1,272,256

CANADA	0.6%
PIPELINES
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (USD)(e)		400,000	416,671
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (USD)(e)		421,000	433,217
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (USD)(e)		505,000	521,933

TOTAL CANADA			1,371,821

FRANCE	1.2%
BANKS
BNP Paribas SA, 7.00% to 8/16/28, 144A (USD)(b),(e),(f),(h)		200,000	220,354
BNP Paribas SA, 7.375% to 8/19/25, 144A (USD)(b),(e),(f),(h)		600,000	671,013
Credit Agricole SA, 7.875% to 1/23/24, 144A (USD)(b),(e),(f),(h)		400,000	447,250
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(b),(e),(f),(h)		600,000	707,625
Societe Generale SA, 6.75% to 4/6/28, 144A (USD)(b),(e),(f),(h)		200,000	203,930
Societe Generale SA, 8.00% to 9/29/25, 144A (USD)(b),(e),(f),(h)		400,000	450,842

TOTAL FRANCE			2,701,014

		Principal Amount	Value
ITALY	0.1%
BANKS
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (USD)(b),(e),(f),(h)		$200,000	$208,421

SPAIN	0.1%
BANKS
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (USD)(e),(f),(h)		200,000	204,100

SWEDEN	0.2%
BANKS
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (USD)(e),(f),(g),(h)		400,000	429,000

SWITZERLAND	1.0%
BANKS
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (USD)(b),(e),(f),(h)		200,000	207,500
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (USD)(b),(e),(f),(h)		400,000	443,022
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (USD)(b),(e),(f),(h)		400,000	427,786
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (USD)(e),(f),(g),(h)		600,000	643,835
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (USD)(b),(e),(f),(h)		400,000	425,300

TOTAL SWITZERLAND			2,147,443

UNITED KINGDOM	0.5%
BANKS	0.4%
Barclays PLC, 7.875% to 3/15/22 (USD)(e),(f),(g),(h)		200,000	212,021
HSBC Holdings PLC, 6.50% to 3/23/28 (USD)(e),(f),(h)		400,000	418,740
Lloyds Banking Group PLC, 7.50% to 9/27/25 (USD)(e),(f),(h)		200,000	213,421

			844,182

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
Vodafone Group PLC, 7.00% to 4/4/29, due 4/4/79 (USD)(e)		100,000	115,075

TOTAL UNITED KINGDOM			959,257

UNITED STATES	4.3%
BANKS	3.0%
Bank of America Corp., 5.875% to 3/15/28, Series FF(e),(f)		677,000	733,529
Bank of America Corp., 6.25% to 9/5/24, Series X(e),(f)		700,000	762,100
Bank of America Corp., 6.50% to 10/23/24, Series Z(e),(f)		637,000	709,118

		Principal Amount	Value
BB&T Corp., 4.80% to 9/1/24(e),(f)		$270,000	$270,335
Citigroup, Inc., 6.25% to 8/15/26, Series T(e),(f)		1,200,000	1,337,526
Citigroup, Inc., 5.00% to 9/12/24, Series U(e),(f)		640,000	648,208
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(e),(f)		250,000	262,813
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(e),(f)		500,000	542,458
SunTrust Banks, Inc., 5.125% to 12/15/27, Series H(e),(f)		500,000	501,700
Wells Fargo & Co., 5.889% (3 Month US LIBOR + 3.77%), Series K (FRN)(f),(i)		269,000	272,699
Wells Fargo & Co., 5.875% to 6/15/25, Series U(e),(f)		500,000	551,527

			6,592,013

ELECTRIC	0.2%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(e),(f)		110,000	115,854
Duke Energy Corp., 4.875% to 9/16/24(e),(f)		250,000	256,156

			372,010

INSURANCE	1.1%
LIFE/HEALTH INSURANCE	0.5%
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(e)		500,000	528,040
Voya Financial, Inc., 6.125% to 9/15/23, Series A(e),(f)		560,000	594,001
			1,122,041
PROPERTY CASUALTY	0.6%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(e)		1,100,000	1,228,172

TOTAL INSURANCE			2,350,213

UTILITIES—ELECTRIC UTILITIES	0.0%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(e)		80,000	86,987

TOTAL UNITED STATES			9,401,223

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$17,712,644)			18,694,535

		Shares
SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(j)		168,327	168,327

		Value
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$168,327)		$168,327

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$249,152,625)	131.5%	287,216,746
WRITTEN OPTION CONTRACTS	(0.4)	(872,036)
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.1)	(67,863,585)

NET ASSETS (Equivalent to $9.44 per share based on 23,142,068 shares of common stock outstanding)	100.0%	$218,481,125

Exchange-Traded Option Contracts
Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(k)	Premiums Received	Value
Call — S&P 500 Index	$3,025.00	10/18/2019	(100)	$(29,767,400)	$(259,446)	$(132,500)
Call — S&P 500 Index	3,015.00	10/18/2019	(426)	(126,809,124)	(1,452,469)	(739,536)
			(526)	$(156,576,524)	$(1,711,915)	$(872,036)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $135,889,481 in aggregate has been pledged as collateral.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $10,267,435 which represents 4.7% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Non-income producing security.
(d)	All or a portion of the security is pledged in connection with written option contracts. $34,571,873 in aggregate has been pledged as collateral.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $2,557,112 which represents 1.2% of the net assets of the Fund, of which 0.0% are illiquid.

(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $6,534,162 which represents 3.0% of the net assets of the Fund (2.3% of the managed assets of the Fund).

(i)	Variable rate. Rate shown is in effect at September 30, 2019.
(j)	Rate quoted represents the annualized seven-day yield.
(k)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Managed Assets
Technology	14.0
Financial	12.3
Health Care	10.8
Real Estate	10.8
Consumer—Non-Cyclical	5.9
Industrials	5.0
Banks	5.0
Pipelines	3.9
Consumer Staples	3.4
Communications	3.4
Consumer—Cyclical	3.3
Energy	2.9
Electric	2.7
Information Technology	2.6
Materials	2.6
Consumer Discretionary	2.4
Insurance	2.1
Integrated Telecommunications Services	1.3
Gas Distribution	1.0
Telecommunication Services	1.0
Closed-End Funds	0.9
Toll Roads	0.8
Water	0.7
Other	1.2

100.0

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$257,131,290	$257,131,290	$—	$—
Closed-End Funds	2,505,866	2,505,866	—	—
Exchange-Traded Funds	581,639	581,639	—	—
Preferred Securities—$25 Par Value:
United States	6,994,983	6,280,420	714,563	—
Other Countries	1,140,106	1,140,106	—	—
Preferred Securities—Capital Securities	18,694,535	—	18,694,535	—
Short-Term Investments	168,327	—	168,327	—

Total Investments in Securities(a)	$287,216,746	$267,639,321	$19,577,425	$—

Written Option Contracts	$(872,036)	$(872,036)	$—	$—

Total Derivative Liabilities(a)	$(872,036)	$(872,036)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index of security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s contracts activity for the nine months ended September 30, 2019:

Written Option Contracts
Average Notional Amount(a)	$156,587,433

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.